Related-party transactions and balances	12 Months Ended
Dec. 31, 2025
Related-party transactions and balances [Abstract]
Related-party transactions and balances
6.	Related-party transactions and balances

Transactions with key management personnel

i.	Key management personnel compensation

 Compensation of the Company’s key management personnel includes only short-term employee benefits in the amount of $12,192,207, $14,066,344 and $13,185,131 during 2025, 2024 and 2023, respectively.

ii.	Outstanding balances with related parties as of December 31, 2025 and 2024 are shown as follows:

	As of December 31,
Payable:	2025	2024
Affiliate:
Sofoplus S.A.P.I de C. V., SOFOM ER (1)	$198,079,907	$194,471,588
Total related parties payable	198,079,907	194,471,588

Current portion	129,014,341	120,634,508

Long term portion	$69,065,566	$73,837,080

(1)	This balance is composed of several loan agreements as follows:

(i)	Syndicated secured mortgage loan for up to U.S.$30,000,000 (U.S.15,000,000 granted by Exitus and U.S.$15,000,000 granted by Sofoplus to Murano World) (“Sofoplus Loan I”) which matures on June 24, 2025, with an annual interest rate of 15.00%. The major shareholders are joint obligors. The balance of the Sofoplus Loan I and as of December 31, 2024 was U.S.$5,367,127 ($110,081,394) and accrued interest of U.S.$27,344 ($560,831). On January 30, 2025, Murano World signed a new loan agreement with Sofoplus of up to U.S. $6,000,000 (“Sofoplus loan III”) with draws of US $870,772 and $5,129,228 on January 31, 2025 and February 13, 2025, respectively. This loan has to pay monthly interest at the annual interest rate of 16%, with maturity on February 1, 2028. The use of this loan was to re-pay in full the remaining balance the Sofoplus Loan I, including principal and interest. The balance of the Sofoplus loan II as of December 31, 2025 is U.S.$6,000,000 ($107,716,800) and accrued interest of U.S.$570,666 ($10,245,064).
(ii)	On September 30, 2024, Murano World signed a loan agreement with Sofoplus for up to U.S.$3,600,000 (“Sofoplus loan II”) with disbursements of U.S.$700,000, U.S.$100,000, U.S.$800,000, U.S.$1,000,000 and U.S.$1,000,000 on September 30, 2024, October 3, 2024, October 31, 2024, November 29, 2024, and December 13, 2024, respectively. The Company used this loan to repay the balance of the secured mortgage loan I of U.S. $15,000,000. This loan pays monthly interest at the annual interest rate of 16% beginning of on October 1, 2024, with maturity on October 1, 2026. The balance of this loan as of December 31, 2025 and 2024 was U.S.$3,600,000 ($64,630,080) and accrued interest of U.S.$294,400 ($5,285,304) and U.S.$3,600,000 ($73,837,080) and accrued interest of U.S.$8,000 ($164,082), respectively.

(iii)	The balance also includes invoices discounted by one supplier of the Company with Sofoplus, the extended maturity of these discounted invoices is June 30, 2026. The balances of this transaction including interest as of December 31, 2025 and December 31, 2024 were $10,202,658 and $9,828,201, respectively.

On September 30, 2025, the Company signed a promissory note with Sofoplus to defer the interest payment from June 1, 2025 to January 1, 2026 of the Sofoplus Loan II.  On January 2, 2026 the maturity of this promissory note was extended to December 28, 2026.

On December 1, 2025 the Company signed a promissory note with Sofoplus to defer the interest payment from December 1, 2025 to February 28, 2026 of the Sofoplus Loan III in the amount of U.S.$392,522 On February 28, 2026 the maturity of this promissory note was extended to February 23,2027.

Reconciliation of movements of liabilities to cash flows arising from related party financing activities

Long-term debt

Balances as of January 1, 2025	$194,471,588
Payments	(110,390,827)
Interest paid	(15,455,526)
Proceeds from loans	123,407,734
Accrued interest	31,432,685
Total changes from financing cash flows	223,465,654

Effect on changes in foreign exchange rates	(25,385,747)

Balances as of December 31, 2025	$198,079,907

Long-term debt

Balances as of January 1, 2024	$220,305,588
Payments	(476,238,335)
Interest paid	(35,380,058)
Proceeds from loans	417,288,465
Accrued interest	33,666,513
Total changes from financing cash flows	159,642,173

Effect on changes in foreign exchange rates	34,829,415

Balances as of December 31, 2024	$194,471,588